Fair Value of Financial Instruments (Details) - Forge Nano, Inc. - Recurring - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Financial Liabilities
Derivative - conversion feature embedded in convertible debt (Note 17)			$ 393
Warrant liabilities	$ 5,830	$ 5,624	6,264
Total liabilities	$ 6,784	$ 6,372	$ 7,468